Pensions and Other Postretirement Benefit (Details Textuals) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 17,536,000,000	$ 13,736,000,000
Pensions and Other Benefit Plans (Textuals)
Percentage of corridor of greater of market value of assets	10.00%
Projected benefit obligation, unfunded plans	7,400,000,000	15,400,000,000
Plan Assets	4,000,000,000	11,700,000,000
Accumulated benefit obligation unfunded plans	6,500,000,000	13,800,000,000
Fair value of company's common stock directly held in plan assets	512,000,000	476,000,000
Percentage of company's common stock to plan asset	2.90%	3.50%
Defined Benefit Plan, Measurement Date	2012-12-30	2012-01-01
U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	1,399,000,000
International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	439,000,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	5 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	3 years
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	122,000,000	8,000,000	14,000,000
Net periodic benefit cost attributable to other benefit plans	409,000,000	378,000,000	379,000,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,061,000,000	6,676,000,000
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,046,000,000	3,416,000,000
Commingled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,985,000,000	3,375,000,000
Commingled Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	67,000,000	8,000,000
Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	782,000,000	793,000,000
Short-term investment funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	627,000,000	632,000,000
Short-term investment funds [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 55,000,000